Income taxes	12 Months Ended
Mar. 31, 2011
Income taxes

21. Income taxes

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen)
Current:
Domestic	10,013	10,975	6,951
Foreign	40,773	6,138	11,412

Total current tax expense	50,786	17,113	18,363

Deferred:
Domestic	709,625	(378,678)	174,667
Foreign	1,497	1,370	197

Total deferred tax expense	711,122	(377,308)	174,864

Total income tax expense	761,908	(360,195)	193,227

The preceding table does not reflect the tax effects of items recorded directly in Shareholders’ equity for the fiscal years ended March 31, 2009, 2010 and 2011. The detailed amounts recorded directly in Shareholders’ equity are as follows:

	2009	2010	2011
	(in millions of yen)
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(660,961)	361,234	(131,416)
Less: reclassification adjustments (Note)	142,606	(54,757)	(32,473)

Total	(518,355)	306,477	(163,889)

Pension liability adjustments:
Unrealized gains (losses)	(65,728)	9,051	(42,090)
Less: reclassification adjustments	2,715	14,481	6,206

Total	(63,013)	23,532	(35,884)

Total tax effect before allocation to noncontrolling interests	(581,368)	330,009	(199,773)

Note:	The amount for the fiscal year ended March 31, 2011 is presented based on the balance of AOCI at the point of its realization into earnings. The amounts for the fiscal years ended March 31, 2009 and 2010, which were previously presented based on the beginning balances of AOCI, are presented in the same manner to conform to the current year presentation.

Since the MHFG Group does not have the intention to divest its foreign subsidiaries in the foreseeable future, deferred taxes are not provided on the temporary differences related to foreign currency translation adjustments.

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to actual income tax expense for the fiscal years ended March 31, 2009, 2010 and 2011:

	2009	2010	2011
	(in millions of yen, except tax rates)
Income (loss) before income tax expense	(358,094)	686,455	611,357
Effective statutory tax rate	40.69%	40.69%	40.69%

Income tax calculated at the statutory tax rate	(145,709)	279,319	248,761
Income not subject to tax	(15,658)	(23,207)	(17,334)
Expenses not deductible for tax purposes	1,823	1,496	1,517
Tax rate differentials of subsidiaries	(11,923)	650	3,288
Change in valuation allowance	1,256,799	(1,104,610)	(135,867)
Change in undistributed earnings of subsidiaries	(19,706)	10,384	10,724
Change in net operating loss carryforwards resulting from intercompany capital transactions	(351,991)	(1,400)	1,484
Expiration of net operating loss carryforwards	15,915	481,805	76,903
Business combination (Note 3)	—	(38,721)	—
Other	32,358	34,089	3,751

Income tax expense	761,908	(360,195)	193,227

The components of net deferred tax assets at March 31, 2010 and 2011 are as follows:

	2010	2011
	(in millions of yen)
Deferred tax assets:
Investments	1,155,141	1,096,761
Allowance for loan losses	487,488	416,785
Trading account assets	74,713	92,192
Prepaid pension cost and accrued pension liabilities	40,688	71,690
Financial Stabilization Funds	16,615	11,729
Premises and equipment	15,062	6,757
Undistributed earnings of subsidiaries	4,799	—
Net operating loss carryforwards	1,996,444	1,790,354
Other	300,133	302,407

	4,091,083	3,788,675
Valuation allowance	(2,603,292)	(2,478,130)

Deferred tax assets, net of valuation allowance	1,487,791	1,310,545

Deferred tax liabilities:
Available-for-sale securities	550,640	354,710
Derivative financial instruments	43,447	32,172
Undistributed earnings of subsidiaries	—	5,925
Other	79,252	76,121

Deferred tax liabilities	673,339	468,928

Net deferred tax assets	814,452	841,617

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation in the consolidated balance sheets.

In assessing the realizability of deferred tax assets, management considered whether it was more likely than not that some portion or all of the deferred tax assets would not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considered the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies available in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets would be deductible, management believed it was more likely than not that the MHFG Group would realize the benefits of these deductible differences, net of the existing valuation allowances at March 31, 2010 and 2011.

At March 31, 2011, the MHFG Group had net operating loss carryforwards totaling ¥4,501 billion. These net operating losses are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2012	519
2013	2,691
2014	16
2015	6
2016	897
2017 and thereafter	372

Total	4,501

Included in net operating loss carryforwards in the above table are carryforwards of the holding company and a subsidiary of ¥3,512 billion resulting mainly from intercompany capital transactions. The tax effect of these carryforwards is offset by a full valuation allowance.

The total amount of unrecognized tax benefits including ¥602 million and ¥651 million interest and penalties was ¥4,193 million and ¥1,829 million at March 31, 2010 and 2011, respectively, of which ¥2,596 million and ¥1,829 million would, if recognized, affect the Group’s effective tax rate, respectively. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	11,639	4,193

Gross amount of increases related to positions taken during prior years	3,394	117
Gross amount of increases related to positions taken during the current year	—	20
Amount of decreases related to settlements	(10,306)	(2,218)
Foreign exchange adjustments	(534)	(283)

Total unrecognized tax benefits at end of fiscal year	4,193	1,829

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2003, 2002 and 2003, respectively. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.